Stock-Based Compensation - Summary of restricted stock unit activity (Details) - shares		3 Months Ended		12 Months Ended
	Dec. 04, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Performance and Incentive Pay
Vested (in shares)	(30,000.00)
Restricted stock units
Performance and Incentive Pay
Non-vested at beginning of year (in shares)		2,870,000	2,509,000	2,509,000
Granted (in shares)	30,000.00	4,804,000	0	517,234
Canceled/forfeited (in shares)		(158,000)	(1,339,000)	(131,724)
Vested (in shares)		(581,000)	(583,000)	(179,085)
Non-vested at end of year (in shares)		6,935,000	587,000	2,870,000